LINES OF CREDIT – RELATED PARTY (Details Narrative) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Defined Benefit Plan Disclosure [Line Items]
Interest Payable, Current	$ 95,873	$ 32,102
Kona Gold LLC [Member]
Defined Benefit Plan Disclosure [Line Items]
Interest Payable, Current	$ 55,930	$ 39,942